Shareholder Report, Holdings (Details) - C000161514	Dec. 31, 2025
FHLMC Multifamily Structured Pass Through Certificates8985066
Holdings [Line Items]
Percent of Total Investments	2.50%
U.S. Treasury Notes8984796
Holdings [Line Items]
Percent of Total Investments	2.40%
FHLMC Multifamily Structured Pass Through Certificates8985079
Holdings [Line Items]
Percent of Total Investments	2.10%
U.S. Treasury Notes8984790
Holdings [Line Items]
Percent of Total Investments	1.90%
U.S. Treasury Notes8984793
Holdings [Line Items]
Percent of Total Investments	1.80%
FHLMC8985127
Holdings [Line Items]
Percent of Total Investments	1.60%
FHLMC Multifamily Structured Pass Through Certificates8985120
Holdings [Line Items]
Percent of Total Investments	1.60%
FHLMC Multifamily Structured Pass Through Certificates8984985
Holdings [Line Items]
Percent of Total Investments	1.60%
FHLMC Multifamily Structured Pass Through Certificates8985072
Holdings [Line Items]
Percent of Total Investments	1.50%
FNMA8985323
Holdings [Line Items]
Percent of Total Investments	1.50%
Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	3.70%
U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	8.30%
U.S. Government & Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	84.90%